Preferred Noncontrolling Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Preferred Noncontrolling Interests

Note 8 – Preferred Noncontrolling Interests

During 2013, the Company’s wholly-owned subsidiary, Foundation Health Enterprises, LLC (“FHE”) completed a private placement offering of $9,135,000. The offering was comprised of 87 units (“FHE Unit” or “preferred noncontrolling interest”). Each FHE Unit was offered at $105,000 and entitled the purchaser to one (1) Class B membership interest in FHE, valued at $100,000, and 1,000 shares of the Company’s common stock, valued at $5,000. The total consideration of $9,135,000 was comprised of $8,700,000 attributable to the preferred noncontrolling interest and $435,000 attributable to the 87,000 shares of the Company’s common stock.

The FHE Units provide for a cumulative preferred annual return of 9% on the amount allocated to the Class B membership interests. The FHE Units will be redeemed by FHE in four annual installments beginning in July 2014. The first three installments shall be in the amount of $10,000 per FHE Unit and the fourth installment will be in the amount of the unreturned capital contribution and any undistributed preferred distributions. The FHE Units are convertible at the election of the holder at any time prior to the complete redemption into restricted common shares of the Company at a conversion price of $20.00 per share. Since the FHE Units have a redemption feature and a conversion feature which the Company determined to be substantive, the preferred noncontrolling interests has been recorded at the mezzanine level in the accompanying consolidated balance sheets and the corresponding dividends are recorded as a reduction of accumulated deficit.

Note 11 – Preferred Noncontrolling Interests

On March 13, 2013, the Company’s wholly-owned subsidiary, Foundation Health Enterprises, LLC (“FHE”) initiated a private placement offering for up to $15,960,000. The offering was comprised of 152 units (“FHE Unit” or “preferred noncontrolling interest”). Each FHE Unit was offered at $105,000 and entitled the purchaser to one (1) Class B membership interest in FHE, valued at $100,000, and 1,000 shares of the Company’s common stock, valued at $5,000. During July 2013 to October 2013, FHE and the Company completed the sale of 87 FHE Units for total consideration of $9,135,000 which was comprised of $8,700,000 attributable to the preferred noncontrolling interest and $435,000 attributable to the 87,000 shares of the Company’s common stock.

The FHE Units provide for a cumulative preferred annual return of 9% on the amount allocated to the Class B membership interests. The FHE Units will be redeemed by FHE in four annual installments beginning in July 2014. The first three installments shall be in the amount of $10,000 per FHE Unit and the fourth installment will be in the amount of the unreturned capital contribution and any undistributed preferred distributions. The FHE Units are convertible at the election of the holder at any time prior to the complete redemption into restricted common shares of the Company at a conversion price of $20.00 per share. Since the FHE Units have a redemption feature and a conversion feature which the Company determined to be substantive, the preferred noncontrolling interests has been recorded at the mezzanine level in the accompanying consolidated balance sheets and the corresponding dividends are recorded as a reduction of accumulated deficit.

As of December 31, 2012, the Company had an outstanding preferred membership interest of $11,072,465. The preferred member interest was owned by Tyche Health Enterprises, LLC (“Tyche”) and provided for annual cash dividends at a rate of 11.5%. On March 31, 2013, the Company entered into an Asset Purchase Agreement (the “Tyche Agreement”) with Tyche which was subsequently amended on March 31, 2013 and amended and closed on July 22, 2013. Under the Tyche Agreement, the Company purchased from Tyche (i) all of Tyche’s right, title and interest in the Membership Interest Purchase Agreement; (ii) all of Tyche’s right, title and interest in the preferred and common membership interest in FSH and the right to various equity interests in the affiliates of FSH; (iii) all of Tyche’s right, title and interest in the preferred and common membership interest in FSHA and the right to various equity interest in the affiliates of FSHA; and (iv) all of Tyche’s right, title and interest in any preferred or non-preferred ownership interest in any Foundation entities that have been acquired as a result of the Membership Interest Purchase Agreement.

Under the Tyche Agreement, the Company paid $11,102,372 to Tyche and Tyche related entities and TSH issued promissory notes totaling $2,339,905 to Tyche and Tyche related entities for total consideration of $13,442,277. As further consideration for the Tyche Agreement, the Company issued Tyche and certain Tyche related entities warrants for the purchase of Company’s common stock. The warrants issued included:

1.	Five year warrants for the purchase of a total of 193,750 shares of the Company’s common stock at a strike price of $10.00 per share;

2.	Seven and one-half year warrants for the purchase of a total of 351,620 shares of the Company’s common stock at a strike price of $13.50 per share; and

3.	Ten year warrants for the purchase of a total of 229,630 shares of the Company’s common stock at a strike price of $16.00 per share.